CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 0	$ 179	$ 91,670,045	$ 0	$ (3,500,000)	$ (87,356,260)	$ 813,964	$ 0	$ 813,964
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	0	1,766,552
Shares issued for non-employee services		$ 7	541,640				541,647		541,647
[custom:StockIssuedDuringPeriodSharesIssuedSharesIssuedForNonemployeeServicesShares]		54,819
Warrants issued for cash			500,000				500,000		500,000
Warrants issued for services			8,150				8,150		8,150
Warrants issued in exchange for note receivable			1,900,000		(2,000,000)		(100,000)		(100,000)
Stock based compensation			96,889				96,889		96,889
Stock split adjustment			102				102		102
Net loss						(3,001,388)	(3,001,388)		(3,001,388)
Ending balance, value at Mar. 31, 2024	$ 0	$ 186	94,716,826	0	(5,500,000)	(90,357,648)	(1,140,636)	0	(1,140,636)
Shares, Outstanding, Ending Balance at Mar. 31, 2024	0	1,821,371
Beginning balance, value at Dec. 31, 2023	$ 0	$ 179	91,670,045	0	(3,500,000)	(87,356,260)	813,964	0	813,964
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	0	1,766,552
Net loss									(7,865,647)
Ending balance, value at Sep. 30, 2024	$ 2	$ 202	102,146,436	0	(2,100,000)	(95,119,806)	4,926,834	55,583	4,982,416
Shares, Outstanding, Ending Balance at Sep. 30, 2024	5,825	1,998,430
Beginning balance, value at Mar. 31, 2024	$ 0	$ 186	94,716,826	0	(5,500,000)	(90,357,648)	(1,140,636)	0	(1,140,636)
Shares, Outstanding, Beginning Balance at Mar. 31, 2024	0	1,821,371
Shares issued for services		$ 9	558,165				558,174		558,174
Stock Issued During Period, Shares, Issued for Services		92,500
Shares issued for the conversion of debt	$ 1	$ 6	951,855				951,862		951,862
[custom:SharesIssuedForConversionOfDebtShares]	506	72,059
Preferred share offering	$ 1		3,661,505	50,000	(2,100,000)		1,611,506	132,494	1,744,000
[custom:StockIssuedDuringPeriodSharesOfPreferredShareOffering]	3,794
Stock based compensation			611,570				611,570		611,570
Stock split adjustment			315				315		315
Net loss						(3,029,566)	(3,029,566)	(5,779)	(3,035,345)
Ending balance, value at Jun. 30, 2024	$ 2	$ 201	100,500,236	50,000	(7,600,000)	(93,387,214)	(436,775)	126,715	(310,060)
Shares, Outstanding, Ending Balance at Jun. 30, 2024	4,300	1,985,930
Shares issued for services		$ 1	49,475				49,476		49,476
Stock Issued During Period, Shares, Issued for Services		12,500
Preferred share offering			1,499,810	(50,000)			1,449,810	25,190	1,475,000
[custom:StockIssuedDuringPeriodSharesOfPreferredShareOffering]	1,525
Investments/Assignment agreements					5,500,000		5,500,000		5,500,000
Stock based compensation			96,889				96,889		96,889
Stock split adjustment			26				26		26
Net loss						(1,732,592)	(1,732,592)	(96,322)	(1,828,914)
Ending balance, value at Sep. 30, 2024	$ 2	$ 202	102,146,436	0	(2,100,000)	(95,119,806)	4,926,834	55,583	4,982,416
Shares, Outstanding, Ending Balance at Sep. 30, 2024	5,825	1,998,430
Beginning balance, value at Dec. 31, 2024	$ 2	$ 212	102,976,748	541,875	(2,100,000)	(98,036,713)	3,382,124	485,102	3,867,226
Shares, Outstanding, Beginning Balance at Dec. 31, 2024	6,520	2,116,191
Series A preferred stock offering			3,177,762		1,850,000		5,027,762	302,238	5,330,000
[custom:StockIssuedDuringPeriodSharesSeriesAPreferredStockOffering]	3,480
Pre-funded warrants exercise		$ 20	380				400		400
[custom:StockIssuedDuringPeriodSharesPrefundedWarrantsExercise]		200,000
Preferred share conversion	$ (1)	$ 78	(77)		0	0	0	0	0
Conversion of Stock, Shares Converted	(6,200)	(775,000)
Shares issued for services		$ 0	25,000				25,000		25,000
Stock Issued During Period, Shares, Issued for Services		4,371
Shares issued for SEPA		$ 8	239,195				239,204		239,204
[custom:SharesIssuedInConnectionWithSEPAShares]		81,877
Asset purchase agreement		$ 19	541,856	(541,875)	0	0	0	0	0
Stock Issued During Period, Shares, Purchase of Assets		187,500
Warrants issued for services			824,295				824,295		824,295
Stock based compensation			597,731				597,731		597,731
Net loss						(3,356,538)	(3,356,538)	(64,403)	(3,420,941)
Conversion of Stock, Shares Converted	6,200	775,000
Ending balance, value at Mar. 31, 2025	$ 1	$ 337	108,382,890	0	(250,000)	(101,393,251)	6,739,977	722,937	7,462,914
Shares, Outstanding, Ending Balance at Mar. 31, 2025	3,800	3,364,939
Beginning balance, value at Dec. 31, 2024	$ 2	$ 212	102,976,748	541,875	(2,100,000)	(98,036,713)	3,382,124	485,102	3,867,226
Shares, Outstanding, Beginning Balance at Dec. 31, 2024	6,520	2,116,191
Net loss									(10,654,290)
Ending balance, value at Sep. 30, 2025	$ 0	$ 516	120,841,292	0	(2,100,368)	(108,375,858)	10,365,582	551,195	10,916,777
Shares, Outstanding, Ending Balance at Sep. 30, 2025	0	5,157,611
Beginning balance, value at Mar. 31, 2025	$ 1	$ 337	108,382,890	0	(250,000)	(101,393,251)	6,739,977	722,937	7,462,914
Shares, Outstanding, Beginning Balance at Mar. 31, 2025	3,800	3,364,939
Series A preferred stock offering					125,000		125,000		125,000
Pre-funded warrants exercise		$ 5	95				100		100
[custom:StockIssuedDuringPeriodSharesPrefundedWarrantsExercise]		50,000
Preferred share conversion		$ 39	(39)		0	0	0	0	0
Conversion of Stock, Shares Converted	(3,175)	(396,875)
Debt converted to equity		$ 10	894,056	359,046			1,253,112		1,253,112
Stock Issued During Period, Shares, Conversion of Convertible Securities		98,899
Shares issued for services		$ 25	2,382,544				2,382,569		2,382,569
Stock Issued During Period, Shares, Issued for Services		256,000
Stock based compensation			191,022				191,022		191,022
Other comprehensive income					0	0	0	0	0
Net loss						(4,243,204)	(4,243,204)	(91,382)	(4,334,586)
Conversion of Stock, Shares Converted	3,175	396,875
Ending balance, value at Jun. 30, 2025	$ 1	$ 416	111,850,568	359,046	(125,000)	(105,636,455)	6,448,575	631,555	7,080,130
Shares, Outstanding, Ending Balance at Jun. 30, 2025	625	4,166,713
Pre-funded warrants exercise		$ 8	143				150		150
[custom:StockIssuedDuringPeriodSharesPrefundedWarrantsExercise]		75,000
Preferred share conversion	$ (1)	$ 8	(8)
Conversion of Stock, Shares Converted	(625)	(78,125)
Shares issued for cash		$ 43	4,920,956		(1,975,368)		2,945,633	79,000	3,024,633
Stock Issued During Period, Shares, New Issues		436,467
Debt converted to equity		$ 21	1,502,422	(359,046)			1,143,397		1,143,397
Stock Issued During Period, Shares, Conversion of Convertible Securities		211,306
Shares issued for services		$ 3	314,998				315,000		315,000
Stock Issued During Period, Shares, Issued for Services		25,000
Shares issued for SEPA		$ 17	2,039,178				2,039,195		2,039,195
[custom:SharesIssuedInConnectionWithSEPAShares]		165,000
Stock based compensation			213,035				213,035		213,035
Net loss						(2,739,403)	(2,739,403)	(159,360)	(2,898,763)
Conversion of Stock, Shares Converted	625	78,125
Ending balance, value at Sep. 30, 2025	$ 0	$ 516	$ 120,841,292	$ 0	$ (2,100,368)	$ (108,375,858)	$ 10,365,582	$ 551,195	$ 10,916,777
Shares, Outstanding, Ending Balance at Sep. 30, 2025	0	5,157,611